STOCK BASED COMPENSATION, 2020 Stock plan (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
Number of common stock reserved for issuance		4,759,109	1,000,000
Number of additional shares authorized		3,759,109
Options to purchase shares granted	10,000	60,232
Common Stock remain available for issuance		556,695
Restricted stock purchase agreements
STOCK BASED COMPENSATION
Shares issued pursuant to restricted stock purchase agreements		25,375	41,000
Employees
STOCK BASED COMPENSATION
Options to purchase shares granted	204,625	136,000	380,500
Employees | Stock options
STOCK BASED COMPENSATION
Options to purchase shares granted		516,500	721,125
Third-party consultant | Stock options
STOCK BASED COMPENSATION
Options to purchase shares granted		60,232	70,232
Third-party consultant | Restricted Stock Units
STOCK BASED COMPENSATION
Shares issued pursuant to restricted stock purchase agreements	0	3,411,057	3,411,057